Leases (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Leases [Abstract]
Lessee, Operating Lease, Term of Contract	12 months
Right Of Use Assets Operating And Finance Lease	$ 2,356,000	$ 1,241,000		$ 1,560,000
Operating And Finance Lease Liabilities Current	493,000	267,000		$ 1,559,000
Operating Lease Expense	551,000	$ 434,000	$ 314,000
Operating Lease Payments	$ 514,000
Finance Lease, Weighted Average Remaining Lease Term	2 years 3 months 18 days
Operating Lease, Weighted Average Remaining Lease Term	4 years 2 months 12 days
Finance lease, weighted average discount rate	8.50%
Operating lease, weighted average discount rate	8.90%